STOCK BASED COMPENSATION (Schedule of Restricted Stock Plan Activity) (Details) (2005 Restricted Stock Purchase Plan [Member], Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
2005 Restricted Stock Purchase Plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock, non-vested at beginning of year (in Shares)	10,000	12,000
Restricted stock, granted (in Shares)	12,000	0
Restricted stock, vested (in Shares)	0	0
Restricted stock, forfeited (in Shares)	0	(2,000)
Restricted stock, non-vested at end of year (in Shares)	22,000	10,000
Weighted-Average Exercise Price at beginning of year (in Dollars per Share)	$ 0.35	$ 1.33
Weighted-Average Exercise Price, granted (in Dollars per Share)	$ 0.39	$ 0
Weighted-Average Exercise Price, exercised (in Dollars per Share)	$ 0	$ 0
Weighted-Average Exercise Price, forfeited (in Dollars per Share)	$ 0	$ 6.23
Weighted-Average Exercise Price at end of year (in Dollars per Share)	$ 0.37	$ 0.35